IMPAIRMENT OF ASSETS - Impairment losses- Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment losses
Impairment (loss) / reversal, net	$ 9	$ 3	$ (6)
All CGUs
Impairment losses
Impairment (loss) / reversal, net		$ 0